Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information
Entity Registrant Name	United Cannabis Corp
Entity Central Index Key	0001436161
Document Type	S-1/A
Document Period End Date	Mar. 31, 2018
Amendment Flag	true
Amendment Description	Updated Financials
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company